Risks	12 Months Ended
Dec. 31, 2017
Risks [Abstract]
RISKS
14.	RISKS

A.	Credit risk

Since the Company’s inception, the age of account receivables has been less than one year indicating that the Company is not subject to material risk borne from credit extended to customers.

B.	Interest risk

The Company is subject to interest rate risk when short term loans become due and require refinancing.

C.	Economic and political risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in the PRC.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

D.	Concentration risks

The Company has cash deposits that are held in financial institutions in China, which are not federally insured deposit protection. Accordingly, the Company has a concentration of credit risk related to these uninsured bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area.

As of December 31, 2017, The Company has accounts receivables of $43,748 from one customer representing 69% of total accounts receivable, respectively.

As of December 31, 2016, the Company has accounts receivables of $336,181 and $323,603 from two customers representing 13% and 12% of total accounts receivable, respectively.

As of December 31, 2017, the Company has other receivables from one customer or customers’ designee for the purchased and imported goods of $4,874,180 or representing 84.2%% of total other receivables, respectively.

As of December 31, 2017, the Company has accounts payable of $362,284 from one supplier representing 100% of total accounts payable, respectively.

As of December 31, 2016, the Company has accounts payable of $5,388,340 from one supplier representing 92% of total accounts payable, respectively

As of December 31, 2017, the Company has other current liabilities payable to one supplier (customers’ or customers’ designee) of $4,730,929 or representing 89% of total other current liabilities

E.	Inflation Risk

Management monitors changes in prices levels. Historically inflation has not materially impacted the company’s financial statements; however, significant increases in the price of raw materials and labor that cannot be passed on the Company’s customers could adversely impact the Company’s results of operations.

F.	Business Risk

The Company acts as an agent on behalf the customers to provide import and custom clearance service to the customers, or end buyers, or end suppliers, etc. Although the Company is not held responsible for the goods purchased and imported or the outstanding payables to the suppliers in accordance to the service agreement, however if any disputes are to be arose from any of the parties, it might disrupt the Company’s operation and result in losses to the Company.

The Company’s Import and Custom Clearance Service as an agent is not defined under its scope on its business permit. If the Company was found in violation of the law, its operation might be disrupted and result in losses to the Company.